Operating Lease Liability, Disclosure: Undiscounted future minimum lease payments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Tables/Schedules
Undiscounted future minimum lease payments
2020 remainder	$13,215
2021	18,180
2022	18,900
2023	19,700
2024	6,660
Total minimum lease payments	76,655
Less amounts representing interest	(13,600)
Present value of net minimum lease payments	63,055
Less current portion	(12,302)
Long-term capital lease obligation	$50,753

2020	$17,460
2021	18,180
2022	18,900
2023	19,700
2023 and thereafter	6,660
Total minimum lease payments	80,900
Less amounts representing interest	(15,065)
Present value of net minimum lease payments	65,835
Less current portion	(11,880)
Long-term capital lease obligation	$53,955